Consolidated Statements of Income and Comprehensive Income (Loss) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 SGD ($) $ / shares shares	Dec. 31, 2021 SGD ($) $ / shares shares	Dec. 31, 2020 SGD ($) $ / shares shares
Income Statement [Abstract]
Revenues	$ 13,899	$ 18,631	$ 14,764	$ 21,397
Cost of revenues	(10,073)	(13,503)	(12,416)	(15,493)
Gross profit	3,826	5,128	2,348	5,904
Operating expenses:
Selling and marketing expenses	(20)	(27)	(22)	(20)
General and administrative expenses	(2,490)	(3,337)	(2,267)	(2,350)
Total operating expenses	(2,510)	(3,364)	(2,289)	(2,370)
Income from operations	1,316	1,764	59	3,534
Other income (loss):
Other income	404	542	707	753
Interest expense	(251)	(336)	(217)	(320)
Other expense	(406)	(545)	(550)	(1,623)
Change in fair value in financial instrument	1	2	3	1
Total other income (loss)	(252)	(337)	(57)	(1,189)
Income before tax expense	1,064	1,427	2	2,345
Income tax expense	(175)	(235)		(618)
Net income	889	1,192	2	1,727
Other comprehensive income
Foreign currency translation gain/ (loss), net of taxes	1	2	(24)	54
Total comprehensive income(loss)	$ 890	$ 1,194	$ (22)	$ 1,781
Net income per share attributable to ordinary shareholders
basic and diluted | (per share)	$ 0.06	$ 0.08	$ 0.00	$ 0.14
Weighted average number of ordinary shares used in computing net income per share
basic and diluted	14,101,589	14,101,589	12,000,000	12,000,000